Eaton Vance

Tax-Managed Buy-Write Strategy Fund

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.8%

Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)(1)(2)	1,784	$454,420
Huntington Ingalls Industries, Inc.(1)	862	177,443
Textron, Inc.(1)	1,970	110,478

		$742,341

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(1)	711	$67,851
United Parcel Service, Inc., Class B(1)	1,266	215,207

		$283,058

Airlines — 0.5%
Alaska Air Group, Inc.(1)(2)	3,244	$224,517
United Airlines Holdings, Inc.(1)(2)	6,073	349,441

		$573,958

Auto Components — 0.1%
Aptiv PLC(1)(2)	900	$124,110

		$124,110

Automobiles — 1.9%
General Motors Co.(1)(2)	10,950	$629,187
Tesla, Inc.(1)(2)	2,130	1,422,691

		$2,051,878

Banks — 2.0%
Citizens Financial Group, Inc.(1)	2,920	$128,918
Comerica, Inc.(1)	1,757	126,047
JPMorgan Chase & Co.(1)	3,790	576,952
KeyCorp(1)	5,500	109,890
SVB Financial Group(1)(2)	2,036	1,005,092
Zions Bancorp NA(1)	3,012	165,539

		$2,112,438

Beverages — 1.9%
Coca-Cola Co. (The)(1)	2,104	$110,902
PepsiCo, Inc.(1)	13,207	1,868,130

		$1,979,032

Biotechnology — 2.1%
Gilead Sciences, Inc.(1)	9,883	$638,738
Incyte Corp.(1)(2)	8,444	686,244
Vertex Pharmaceuticals, Inc.(1)(2)	4,459	958,195

		$2,283,177

Security	Shares	Value
Building Products — 0.5%
Fortune Brands Home & Security, Inc.(1)	6,049	$579,615

		$579,615

Capital Markets — 1.7%
Goldman Sachs Group, Inc. (The)(1)	3,537	$1,156,599
Moody’s Corp.(1)	745	222,465
S&P Global, Inc.(1)	1,352	477,080

		$1,856,144

Chemicals — 1.0%
Ecolab, Inc.(1)	1,705	$364,989
Linde PLC(1)	717	200,860
Sherwin-Williams Co. (The)(1)	741	546,866

		$1,112,715

Commercial Services & Supplies — 0.6%
Copart, Inc.(1)(2)	1,078	$117,082
Waste Management, Inc.(1)	3,962	511,177

		$628,259

Communications Equipment — 0.8%
Cisco Systems, Inc.(1)	13,779	$712,512
Motorola Solutions, Inc.(1)	706	132,763

		$845,275

Construction Materials — 0.3%
Martin Marietta Materials, Inc.(1)	824	$276,716

		$276,716

Consumer Finance — 0.5%
Synchrony Financial(1)	13,342	$542,486

		$542,486

Containers & Packaging — 0.7%
Avery Dennison Corp.(1)	902	$165,652
Ball Corp.(1)	2,698	228,629
Packaging Corp. of America(1)	2,800	376,544

		$770,825

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	1,685	$430,467

		$430,467

Diversified Telecommunication Services — 1.3%
AT&T, Inc.(1)	3,752	$113,573
Liberty Global PLC, Class C(1)(2)	15,038	384,070
Verizon Communications, Inc.(1)	16,153	939,297

		$1,436,940

Security	Shares	Value
Electric Utilities — 1.5%
Edison International(1)	8,227	$482,102
NextEra Energy, Inc.(1)	15,176	1,147,458

		$1,629,560

Electrical Equipment — 0.9%
Eaton Corp. PLC(1)	6,734	$931,177

		$931,177

Energy Equipment & Services — 0.7%
Halliburton Co.(1)	27,748	$595,472
Helmerich & Payne, Inc.(1)	4,130	111,345

		$706,817

Entertainment — 1.6%
Netflix, Inc.(1)(2)	3,300	$1,721,478

		$1,721,478

Equity Real Estate Investment Trusts (REITs) — 1.3%
Crown Castle International Corp.(1)	759	$130,647
Iron Mountain, Inc.(1)	11,956	442,491
Mid-America Apartment Communities, Inc.(1)	4,492	648,465
Public Storage(1)	700	172,732

		$1,394,335

Food & Staples Retailing — 1.1%
Kroger Co. (The)(1)	4,976	$179,086
Walgreens Boots Alliance, Inc.(1)	1,500	82,350
Walmart, Inc.(1)	6,370	865,237

		$1,126,673

Food Products — 1.3%
Campbell Soup Co.(1)	1,585	$79,678
Conagra Brands, Inc.(1)	2,493	93,737
General Mills, Inc.(1)	9,693	594,375
Hershey Co. (The)(1)	863	136,492
JM Smucker Co. (The)(1)	1,072	135,640
Kellogg Co.(1)	2,017	127,676
McCormick & Co., Inc.(1)	1,814	161,736
Tyson Foods, Inc., Class A(1)	953	70,808

		$1,400,142

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories(1)	9,384	$1,124,579
Baxter International, Inc.(1)	3,147	265,418
Danaher Corp.(1)	5,579	1,255,721
Medtronic PLC(1)	8,169	965,004
ResMed, Inc.(1)	1,173	227,585

		$3,838,307

Security	Shares	Value
Health Care Providers & Services — 1.4%
Centene Corp.(1)(2)	8,642	$552,310
CVS Health Corp.(1)	906	68,158
Quest Diagnostics, Inc.(1)	1,243	159,527
UnitedHealth Group, Inc.(1)	1,922	715,119

		$1,495,114

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.(1)	2,925	$655,609

		$655,609

Household Durables — 1.7%
D.R. Horton, Inc.(1)	12,122	$1,080,313
Garmin, Ltd.(1)	1,245	164,153
Newell Brands, Inc.(1)	19,813	530,592

		$1,775,058

Household Products — 1.3%
Procter & Gamble Co. (The)(1)	10,532	$1,426,349

		$1,426,349

Insurance — 2.8%
American International Group, Inc.(1)	4,746	$219,313
Lincoln National Corp.(1)	16,270	1,013,133
Marsh & McLennan Cos., Inc.(1)	2,901	353,342
Progressive Corp. (The)(1)	3,776	361,023
Travelers Cos., Inc. (The)(1)	5,133	772,003
Unum Group(1)	10,200	283,866

		$3,002,680

Interactive Media & Services — 9.2%
Alphabet, Inc., Class A(1)(2)	1,282	$2,644,151
Alphabet, Inc., Class C(1)(2)	1,773	3,667,681
Facebook, Inc., Class A(1)(2)	11,989	3,531,120

		$9,842,952

Internet & Direct Marketing Retail — 6.6%
Amazon.com, Inc.(1)(2)	2,270	$7,023,562

		$7,023,562

IT Services — 5.0%
Accenture PLC, Class A(1)	1,265	$349,456
Akamai Technologies, Inc.(1)(2)	501	51,052
Broadridge Financial Solutions, Inc.(1)	1,241	189,997
Cognizant Technology Solutions Corp., Class A(1)	5,632	439,972
Fidelity National Information Services, Inc.(1)	3,931	552,738
Global Payments, Inc.(1)	1,575	317,489
Mastercard, Inc., Class A(1)	2,275	810,014
PayPal Holdings, Inc.(1)(2)	5,350	1,299,194
Visa, Inc., Class A(1)	6,021	1,274,826

		$5,284,738

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.(1)	6,652	$845,735

		$845,735

Machinery — 0.5%
Caterpillar, Inc.(1)	772	$179,004
Flowserve Corp.(1)	4,274	165,874
Parker-Hannifin Corp.(1)	680	214,492

		$559,370

Media — 1.8%
Comcast Corp., Class A(1)	34,097	$1,844,989
Interpublic Group of Cos., Inc. (The)(1)	4,476	130,699

		$1,975,688

Multi-Utilities — 1.0%
CMS Energy Corp.(1)	9,671	$592,059
Sempra Energy(1)	3,649	483,784

		$1,075,843

Multiline Retail — 0.3%
Target Corp.(1)	1,444	$286,013

		$286,013

Oil, Gas & Consumable Fuels — 1.8%
Cabot Oil & Gas Corp.(1)	13,335	$250,431
Chevron Corp.	3,700	387,723
Marathon Oil Corp.(1)	64,323	686,970
Occidental Petroleum Corp.(1)	8,462	225,258
ONEOK, Inc.(1)	1,500	75,990
Williams Cos., Inc. (The)(1)	11,095	262,841

		$1,889,213

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.(1)	12,551	$792,345
Johnson & Johnson(1)	8,372	1,375,938
Merck & Co., Inc.(1)	7,706	594,056
Zoetis, Inc.(1)	626	98,582

		$2,860,921

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	2,381	$188,361

		$188,361

Road & Rail — 1.8%
CSX Corp.(1)	15,384	$1,483,325
Norfolk Southern Corp.(1)	1,458	391,502

		$1,874,827

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc.(1)(2)	7,011	$550,364
Analog Devices, Inc.(1)	5,679	880,699
Intel Corp.(1)	17,229	1,102,656
Lam Research Corp.(1)	2,575	1,532,743
Micron Technology, Inc.(1)(2)	9,956	878,219
NVIDIA Corp.(1)	5,050	2,696,346
Qorvo, Inc.(1)(2)	382	69,791
QUALCOMM, Inc.(1)	10,708	1,419,774

		$9,130,592

Software — 11.4%
Adobe, Inc.(1)(2)	4,674	$2,221,879
Microsoft Corp.(1)	35,901	8,464,379
Oracle Corp.(1)	7,003	491,400
salesforce.com, inc.(1)(2)	4,619	978,628

		$12,156,286

Specialty Retail — 2.5%
Best Buy Co., Inc.(1)	1,823	$209,298
Gap, Inc. (The)(1)(2)	10,841	322,845
Home Depot, Inc. (The)(1)	5,107	1,558,912
TJX Cos., Inc. (The)(1)	5,474	362,105
Tractor Supply Co.(1)	1,174	207,892

		$2,661,052

Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc.(1)	76,890	$9,392,113

		$9,392,113

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(1)	3,892	$517,208

		$517,208

Tobacco — 0.2%
Altria Group, Inc.(1)	4,598	$235,234

		$235,234

Total Common Stocks — 100.8% (identified cost $60,893,520)		$107,532,441

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	204,879	$204,879

Total Short-Term Investments — 0.2% (identified cost $204,879)		$204,879

Description	Value

Total Investments — 101.0% (identified cost $61,098,399)	$107,737,320

Total Written Call Options — (0.9)% (premiums received $1,092,784)	$(977,665)

Other Assets, Less Liabilities — (0.1)%	$(115,083)

Net Assets — 100.0%	$106,644,572

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Written Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	3	$3,927,432	$13,100	4/1/21	$(19,380)
NASDAQ 100 Index	3	3,927,432	13,200	4/5/21	(16,845)
NASDAQ 100 Index	3	3,927,432	13,400	4/7/21	(9,015)
NASDAQ 100 Index	3	3,927,432	13,500	4/9/21	(9,390)
NASDAQ 100 Index	3	3,927,432	13,500	4/12/21	(12,270)
NASDAQ 100 Index	3	3,927,432	13,500	4/14/21	(17,145)
NASDAQ 100 Index	3	3,927,432	13,500	4/16/21	(20,940)
NASDAQ 100 Index	2	2,618,288	13,350	4/19/21	(25,640)
NASDAQ 100 Index	2	2,618,288	13,400	4/21/21	(25,570)
NASDAQ 100 Index	2	2,618,288	13,300	4/23/21	(36,550)
NASDAQ 100 Index	2	2,618,288	13,300	4/26/21	(38,400)
NASDAQ 100 Index	2	2,618,288	13,400	4/28/21	(33,600)
S&P 500 Index	13	5,164,757	3,900	4/1/21	(104,650)
S&P 500 Index	13	5,164,757	3,925	4/5/21	(76,960)
S&P 500 Index	13	5,164,757	3,950	4/7/21	(58,240)
S&P 500 Index	13	5,164,757	4,000	4/9/21	(26,260)
S&P 500 Index	13	5,164,757	4,000	4/12/21	(31,200)
S&P 500 Index	13	5,164,757	4,020	4/14/21	(26,195)
S&P 500 Index	13	5,164,757	4,010	4/16/21	(37,960)
S&P 500 Index	13	5,164,757	3,980	4/19/21	(61,685)
S&P 500 Index	13	5,164,757	3,970	4/21/21	(75,140)
S&P 500 Index	13	5,164,757	3,960	4/23/21	(88,010)
S&P 500 Index	13	5,164,757	4,000	4/26/21	(60,775)
S&P 500 Index	13	5,164,757	4,000	4/28/21	(65,845)

Total					$(977,665)

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2021, the value of the Fund’s investment in affiliated funds was $204,879, which represents 0.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$166,955	$4,005,215	$(3,967,291)	$—	$—	$204,879	$99	204,879

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$107,532,441 *	$—	$—	$107,532,441
Short-Term Investments	—	204,879	—	204,879
Total Investments	$107,532,441	$204,879	$—	$107,737,320

Liability Description
Written Call Options	$(977,665)	$—	$—	$(977,665)
Total	$(977,665)	$—	$—	$(977,665)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.